REMUNERATION OF KEY PERSONNEL	12 Months Ended
Dec. 31, 2017
REMUNERATION OF KEY PERSONNEL
REMUNERATION OF KEY PERSONNEL

NOTE 47 - REMUNERATION OF KEY PERSONNEL

The remuneration of the Company’s key personnel (directors and advisers) is as follows:

	12/31/2017	12/31/2016	12/31/2015
Short-term benefits to employees and managers	50,685	52,279	42,836
Benefits of termination of employment contract	3,626	—	—

	54,311	52,279	42,836

The terminations resulting from the Plan for the voluntary dismissal of employees holding positions on the Board of Executive Officers were recorded in personnel expenses (see note 39).